Financial Risk Management - Additional Information (Detail) $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings		₩ 2,104,996,000,000	₩ 252,817,000,000
Bonds		7,466,852,000,000	7,086,187,000,000
Long-term payables - other		1,968,784,000,000	1,346,763,000,000
Maximum credit exposure		6,262,329,000,000	6,227,140,000,000
At cost [member]
Disclosure of detailed information about financial instruments [Line items]
Available-for-sale financial assets			199,903,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings		239,000,000,000
Bonds		335,430,000,000
Long-term payables - other		2,476,738,000,000
Floating-rate [member] | One Percentage Increase Decrease In Interest Rates [member] | Scenario Forecast1 [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes | $	$ 1,400
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes		₩ 24,767,000,000
Hypothetical increase (decrease) in interest rate		1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure		₩ 1,046,897,000,000	618,002,000,000
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure		11,672,000,000	19,928,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure		1,621,938,000,000	1,962,083,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure		₩ 1,506,432,000,000	₩ 1,457,416,000,000